UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Core Bond Fund
Class A [WABAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7833-STSR-0825

Western Asset Core Bond Fund
Class C [WABCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7832-STSR-0825

Western Asset Core Bond Fund
Class C1 [LWACX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$72	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7837-STSR-0825

Western Asset Core Bond Fund
Class FI [WAPIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7592-STSR-0825

Western Asset Core Bond Fund
Class R [WABRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7831-STSR-0825

Western Asset Core Bond Fund
Class I [WATFX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7027-STSR-0825

Western Asset Core Bond Fund
Class IS [WACSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,242,984,748
Total Number of Portfolio Holdings*	1,098
Portfolio Turnover Rate	56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7275-STSR-0825

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 33.7%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,826,379
AT&T Inc., Senior Notes	2.250%	2/1/32	2,900,000	2,496,859
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,456,843
AT&T Inc., Senior Notes	5.375%	8/15/35	60,000	61,119
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	626,178
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	969,340
AT&T Inc., Senior Notes	4.350%	6/15/45	1,810,000	1,501,664
AT&T Inc., Senior Notes	3.500%	9/15/53	1,481,000	1,003,210
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	588,175
AT&T Inc., Senior Notes	3.650%	9/15/59	10,000	6,714
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,461,000	1,293,617
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	570,926
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,600,000	1,516,946
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,768,000	2,691,687
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,642,310
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,759,569
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	42,356
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,870,000	1,443,218
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	1,536,000	1,231,152
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	459,178
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	549,425
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	800,000	609,700
Total Diversified Telecommunication Services				26,346,565
Entertainment — 0.1%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,899,565
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	471,000	439,542
Total Entertainment				2,339,107
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	490,000	483,757
Alphabet Inc., Senior Notes	5.250%	5/15/55	660,000	650,497
Alphabet Inc., Senior Notes	5.300%	5/15/65	720,000	705,558
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	743,730
Total Interactive Media & Services				2,583,542
Media — 1.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,930,000	1,929,890
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$2,336,000	$2,315,991
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	3,097,000	3,127,387
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,630,000	2,477,300
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,640,000	1,750,484
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,337,000	1,260,741
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,054,000	1,045,058
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	727,000	661,615
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	270,000	216,181
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	750,000	634,649
Comcast Corp., Senior Notes	4.250%	10/15/30	4,637,000	4,614,789
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,549,172
Comcast Corp., Senior Notes	3.750%	4/1/40	2,280,000	1,893,948
Comcast Corp., Senior Notes	3.969%	11/1/47	1,660,000	1,280,999
Comcast Corp., Senior Notes	3.450%	2/1/50	2,040,000	1,399,992
Comcast Corp., Senior Notes	2.800%	1/15/51	3,130,000	1,880,212
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,351
Comcast Corp., Senior Notes	4.950%	10/15/58	850,000	729,191
Fox Corp., Senior Notes	5.476%	1/25/39	2,730,000	2,673,398
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,091,000	1,127,371
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	439,711
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	$985,000	$1,021,606
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,008,000	968,380
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	16,378
Total Media				35,016,794
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,316,720
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	4,820,000	4,682,744
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	4,730,000	4,102,822
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,198,627
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	966,423
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	219,671
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,643
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	930,000	930,271
Total Wireless Telecommunication Services				14,423,921

Total Communication Services				80,709,929
Consumer Discretionary — 2.0%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,500,000	1,498,544
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	803,050
General Motors Co., Senior Notes	5.150%	4/1/38	337,000	313,824
General Motors Co., Senior Notes	6.250%	10/2/43	426,000	418,214
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	945,153
Total Automobiles				3,978,785
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,072,396
Amazon.com Inc., Senior Notes	2.500%	6/3/50	2,500,000	1,503,961
Prosus NV, Senior Notes	4.027%	8/3/50	10,310,000	6,902,204 (a)
Total Broadline Retail				9,478,561
Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,330,000	2,377,242
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	2,005,058
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	530,000	546,972
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	29,033
McDonald’s Corp., Senior Notes	3.625%	9/1/49	410,000	297,685
McDonald’s Corp., Senior Notes	4.200%	4/1/50	2,880,000	2,288,853
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	$1,590,000	$1,600,707 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,370,000	1,397,266 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,145,000	5,186,582
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,316,484
Sands China Ltd., Senior Notes	4.375%	6/18/30	5,520,000	5,279,959
Total Hotels, Restaurants & Leisure				25,325,841
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,279,857
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,430,000	1,142,513
Home Depot Inc., Senior Notes	3.350%	4/15/50	2,670,000	1,873,182
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	534,251
Total Specialty Retail				4,829,803
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	3.250%	3/27/40	950,000	758,924

Total Consumer Discretionary				44,371,914
Consumer Staples — 1.4%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,815,000	3,499,778
Coca-Cola Co., Senior Notes	2.500%	6/1/40	230,000	167,803
Total Beverages				3,667,581
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,530,000	1,520,006
Food Products — 0.3%
Mars Inc., Senior Notes	3.200%	4/1/30	178,000	168,903 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	395,382 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	910,000	921,357 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	4,950,000	4,941,437 (a)
Total Food Products				6,427,079
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	395,957
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,359,000	1,374,437
Altria Group Inc., Senior Notes	2.450%	2/4/32	120,000	103,541
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,195,691
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,695,000	1,718,459
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,194,000	3,179,005
Altria Group Inc., Senior Notes	6.200%	2/14/59	50,000	50,218
BAT Capital Corp., Senior Notes	3.557%	8/15/27	375,000	369,101
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	2.259%	3/25/28	$1,730,000	$1,637,193
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	676,715
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	312,086
BAT Capital Corp., Senior Notes	6.250%	8/15/55	610,000	618,239
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	1,400,000	1,425,172
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	937,603
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,340,000	1,367,444
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	260,984
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	303,763
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	878,690
Total Tobacco				18,408,341

Total Consumer Staples				30,418,964
Energy — 5.7%
Oil, Gas & Consumable Fuels — 5.7%
APA Corp., Senior Notes	6.000%	1/15/37	89,000	80,886 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	2,010,000	1,950,796
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,850,000	1,189,438
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,217,776 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,270,000	1,947,079 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	1,050,000	1,058,654 (a)(b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,040,000	1,091,849 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,185,000	3,141,546
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,420,000	1,116,947
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,209,000	1,194,316
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,770,000	2,744,254
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,264,000	2,270,177
Devon Energy Corp., Senior Notes	5.250%	10/15/27	216,000	216,491
Devon Energy Corp., Senior Notes	5.600%	7/15/41	810,000	749,987
Devon Energy Corp., Senior Notes	5.000%	6/15/45	248,000	206,553
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	32,000	30,620
Ecopetrol SA, Senior Notes	5.875%	5/28/45	11,155,000	7,708,142
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,566,000	1,841,576
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	4.750%	1/15/26	$530,000	$530,076
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,900,000	2,953,081
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,370,666
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,330,000	2,360,076
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,771,000	1,578,816
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,122,000	1,107,951
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	3,476,000	3,474,623
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,040,000	1,912,619
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	1,580,000	1,574,394
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,221,763
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	428,972
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,320,000	1,153,089
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	1,380,000	997,566
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	375,306
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,342,626
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,080,000	966,612
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	893,000	733,815
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	418,687
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	2,020,000	2,067,960 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,273,000	10,695,152 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	124,074
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	663,599
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	509,704
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	130,072
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,692,921
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	81,025
MPLX LP, Senior Notes	4.125%	3/1/27	7,000	6,965
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.000%	3/15/28	$1,287,000	$1,274,753
MPLX LP, Senior Notes	4.800%	2/15/29	774,000	781,720
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	343,462
MPLX LP, Senior Notes	5.200%	3/1/47	740,000	646,278
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	1,830,000	1,795,505
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,201,270
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	3,999,000	3,720,240
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,960,000	2,198,467
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	576,000	564,186
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	854,000	582,110
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	912,627
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,610,000	1,686,240
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	94,475
ONEOK Inc., Senior Notes	6.625%	9/1/53	770,000	800,925
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,914,000	2,877,525 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	5,877,000	4,562,958 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,450,000	1,288,501
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	7,480,000	5,161,952 (a)
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	781,000	689,286
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	1,644,000	1,392,070
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	1,629,000	1,296,343
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	1,900,000	1,300,782
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,433,957
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,350,000	1,127,607
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,016,363 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	537,867
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,300,000	3,174,953
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	89,006
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,140,000	1,078,201
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,405,746
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,015,000	3,630,544
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,247,851
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	446,000	394,022
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	3,270,000	2,965,728
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	$10,000	$8,671

Total Energy				128,511,488
Financials — 10.8%
Banks — 6.8%
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,179,629
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,320,000	4,690,228 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	7,110,000	6,501,877 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	582,237 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,716,000	5,588,401 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,124,000	6,028,955 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	2,630,000	2,090,328 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,296,680 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,450,000	1,427,316 (c)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,233,364
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,160,000	983,251 (c)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	6,000	5,846 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,440,000	2,310,363 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	918,000	922,657 (c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,600,759 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	$5,660,000	$5,746,888 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,890,357 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	4,630,000	4,908,895 (a)(c)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	2,290,000	2,299,939 (a)(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,288,981
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,217,000	1,948,348
Citigroup Inc., Senior Notes	4.650%	7/23/48	995,000	861,167
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,287,726 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	4,354,000	4,264,574 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,410,000	1,318,481 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,948,000	2,890,105 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,315,691 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,277,601 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,865,338
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	449,488
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	626,292
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	615,773
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,000	2,804
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	6,000	5,126
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,670,000	1,648,961 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,063,759 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	488,407 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,900,000	2,651,001 (c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	$741,000	$735,156 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,503,000	2,508,835 (a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,210,004 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	3,640,000	3,205,444 (c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	4,000,000	3,573,409 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	148,167 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,552,524 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,908,002 (c)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,051,586
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	246,000	224,748
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,090,000	2,164,867 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	2,190,000	2,095,371
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	686,636
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	284,000	250,015 (a)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	461,537
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	1,500,000	1,483,290 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,136 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	2,170,000	2,253,677 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,570,000	1,649,720 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,144,000	2,107,901
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	$5,340,000	$4,990,546 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,350,000	3,060,319 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	1,980,000	1,971,074 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,320,000	11,226,473 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,907,554
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	408,090
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,282,000	1,243,632
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	833,000	713,633
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,939,000	1,707,085
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,250,000	1,072,256
Total Banks				153,739,280
Capital Markets — 3.2%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	1,050,000	1,136,496 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,700,000	2,850,128 (a)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	4,835,000	4,780,089
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,781,000	2,975,019
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,736,000	1,544,803
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,535,625 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,165 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,637,390 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,253,910 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	4,745,000	4,718,711 (c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	185,000	203,236
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,671,000	2,401,494
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	$220,000	$192,712 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	4,067,518 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,791,256 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,901,737 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	583,281 (c)
UBS AG, Senior Notes	7.500%	2/15/28	6,780,000	7,315,732
UBS AG, Senior Notes	4.500%	6/26/48	659,000	567,305
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	5,420,000	5,318,310 (a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,893,967 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,098,711 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,100,964 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,690,000	4,719,011 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	6,635,000	8,205,981 (a)(c)
Total Capital Markets				70,800,551
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,981
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	5,230,000	5,097,023
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,960,000	2,820,837
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,602
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	784,000	663,827
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	1,623,000	1,386,788 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	$390,000	$354,932
Total Financial Services				10,333,009
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,990,000	3,072,895
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,830,669
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	104,980 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,480,000	1,331,951 (a)
Total Insurance				6,340,495
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,660,000	1,007,559 (a)

Total Financials				242,320,875
Health Care — 2.7%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	1,710,000	1,743,949
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,370,000	4,181,249
AbbVie Inc., Senior Notes	5.050%	3/15/34	2,300,000	2,342,647
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	226,308
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	561,799
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,989,000	1,639,710
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,537,000	1,377,133
Total Biotechnology				12,072,795
Health Care Equipment & Supplies — 0.6%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	54,000	47,081
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	3,130,000	1,914,952 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	2,560,000	2,636,870
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,046,443
Solventum Corp., Senior Notes	5.600%	3/23/34	3,300,000	3,397,607
Solventum Corp., Senior Notes	5.900%	4/30/54	2,340,000	2,341,050
Total Health Care Equipment & Supplies				12,384,003
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	2,792,000	2,795,983
Cigna Group, Senior Notes	4.800%	8/15/38	650,000	611,473
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	300,086
CVS Health Corp., Senior Notes	4.300%	3/25/28	702,000	699,244
CVS Health Corp., Senior Notes	3.750%	4/1/30	4,790,000	4,596,543
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,420,597
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.780%	3/25/38	$230,000	$211,218
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,104,000	978,551
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	1,539,905	1,561,945
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,325,738
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	744,836
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,980
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,042,235
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,530,000	1,369,524
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	919,936
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	612,065
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,640,000	1,190,561
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,540,000	959,236
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	889,000	627,006
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	5,991
Total Health Care Providers & Services				21,978,748
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	839,165
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,360,000	2,417,946
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,570,000	1,532,755
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	690,000	670,523
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	3,210,000	3,209,267
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	982,002
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,560,000	2,380,446
Pfizer Inc., Senior Notes	1.700%	5/28/30	1,220,000	1,081,582
Wyeth LLC, Senior Notes	5.950%	4/1/37	515,000	549,590
Total Pharmaceuticals				13,663,276

Total Health Care				60,098,822
Industrials — 1.8%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	869,000	857,672
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,516,297
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,694,883
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	807,719
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,539,800
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	494,807
General Dynamics Corp., Senior Notes	4.250%	4/1/40	480,000	431,496
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,057,402
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	866,856
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,210,000	3,344,145
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	$1,022,000	$944,802
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,909
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	3,310,000	3,109,234
RTX Corp., Senior Notes	4.125%	11/16/28	750,000	747,233
RTX Corp., Senior Notes	2.250%	7/1/30	2,960,000	2,676,465
RTX Corp., Senior Notes	6.000%	3/15/31	2,270,000	2,439,987
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	259,539
RTX Corp., Senior Notes	3.125%	7/1/50	3,580,000	2,375,797
Total Aerospace & Defense				26,168,043
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,540,000	1,557,065
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	564,000	485,784
Emerson Electric Co., Senior Notes	2.800%	12/21/51	1,950,000	1,230,601
Total Electrical Equipment				1,716,385
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	10,000	6,326
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	747,321
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,650,000	1,189,112
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,030,000	1,376,666
Total Ground Transportation				3,319,425
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,240,000	1,248,532
Siemens Funding BV, Senior Notes	4.900%	5/28/32	680,000	690,207 (a)
Siemens Funding BV, Senior Notes	5.800%	5/28/55	1,030,000	1,060,726 (a)
Total Industrial Conglomerates				2,999,465
Passenger Airlines — 0.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,386,500	1,383,332 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,590,000	1,594,435 (a)
Total Passenger Airlines				2,977,767
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	792,373

Total Industrials				39,530,523
Information Technology — 2.5%
IT Services — 0.2%
Mastercard Inc., Senior Notes	3.850%	3/26/50	3,250,000	2,568,303
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

IT Services — continued
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	$1,140,000	$1,127,046
Visa Inc., Senior Notes	4.300%	12/14/45	823,000	715,926
Total IT Services				4,411,275
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	602,388
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,316,291 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,806 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	25,000	24,276 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,324,995 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,000,000	1,017,124 (a)
Intel Corp., Senior Notes	5.200%	2/10/33	2,160,000	2,179,164
Intel Corp., Senior Notes	4.750%	3/25/50	2,115,000	1,727,064
KLA Corp., Senior Notes	4.650%	7/15/32	860,000	865,975
Micron Technology Inc., Senior Notes	5.300%	1/15/31	2,210,000	2,263,847
Micron Technology Inc., Senior Notes	5.875%	2/9/33	540,000	563,388
Micron Technology Inc., Senior Notes	6.050%	11/1/35	400,000	418,784
NVIDIA Corp., Senior Notes	3.700%	4/1/60	1,640,000	1,207,166
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,250,000	1,259,135
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,000,000	884,307
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,872,185
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	16,380,000	14,682,616
Total Semiconductors & Semiconductor Equipment				41,214,511
Software — 0.5%
Microsoft Corp., Senior Notes	2.921%	3/17/52	831,000	551,582
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	448,387
Oracle Corp., Senior Notes	4.650%	5/6/30	2,380,000	2,402,704
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,947,114
Oracle Corp., Senior Notes	3.600%	4/1/50	720,000	503,994
Oracle Corp., Senior Notes	5.375%	9/27/54	1,420,000	1,299,020
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	862,068
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	668,808
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	564,675
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,114,361
Total Software				11,362,713

Total Information Technology				56,988,499
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 1.4%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	2.625%	4/28/28	$8,470,000	$7,983,640 (a)
OCP SA, Senior Notes	4.500%	10/22/25	2,766,000	2,758,122 (a)
Total Chemicals				10,741,762
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	290,000	294,030 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	650,000	659,820 (a)
Total Construction Materials				953,850
Metals & Mining — 0.7%
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	2,058,000	2,136,473
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	213,000	202,083
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,426,833
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	880,000	832,164
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,945 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	2,410,000	2,459,716 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,042,206 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,168,000	6,664,986
Total Metals & Mining				14,771,406
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	1,760,000	1,782,042 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,797,583
Total Paper & Forest Products				4,579,625

Total Materials				31,046,643
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,167,110 (a)

Utilities — 1.8%
Electric Utilities — 1.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,680,000	2,359,752 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	875,000	851,503 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	7,825,000	6,659,456 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	679,193
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	1,770,000	1,737,812
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	$5,232,000	$5,174,992
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	1,160,000	1,174,886
Georgia Power Co., Senior Notes	5.200%	3/15/35	1,170,000	1,186,937
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	1,127,000	1,106,056
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,584,013 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,160,000	1,141,129
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	790,000	794,256 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	630,000	642,071 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,560,000	2,425,329
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	2,050,000	1,780,582
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	594,405
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,085,045
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	7,074,000	6,313,857 (d)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	922,461
Total Electric Utilities				38,213,735
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	650,000	655,741 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	1,000,000	1,022,138 (a)
Snam SpA, Senior Notes	6.500%	5/28/55	540,000	561,699 (a)
Total Gas Utilities				2,239,578
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,617
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	944,484
Total Multi-Utilities				954,101

Total Utilities				41,407,414
Total Corporate Bonds & Notes (Cost — $800,134,671)				756,572,181
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 31.6%
FHLMC — 6.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	$49,111,356	$41,607,759
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 11/1/41	14,762,834	12,322,720
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 12/1/50	7,306,971	6,722,775
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	353,088	313,160
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	44,189,528	37,268,628
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 5/1/53	5,016,321	4,962,310
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	13,840,316	13,954,325
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	4,201,339	4,386,497
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	9,005,981	9,270,132
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	9,183,923	9,013,077 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	5/1/26- 8/1/33	465,798	470,013
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	465	485
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33	1,059,006	1,037,333
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	76,234	78,352
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	568,785	550,105
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	13,750,060	12,305,908
Total FHLMC				154,263,579
FNMA — 17.9%
Federal National Mortgage Association (FNMA)	6.000%	1/1/26- 7/1/53	15,757,413	16,192,542
Federal National Mortgage Association (FNMA)	7.500%	8/1/26- 4/1/28	4,461	4,469
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	$174,075	$183,603
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 1/1/53	9,459,415	9,878,763
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 12/1/51	17,969,676	16,785,755
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 6/1/52	84,968,857	76,360,057
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/52	33,788,529	29,584,144
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	12,703,163	12,833,448
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	18,465,419	18,399,155
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 5/1/52	62,132,117	51,548,136
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	3,180,183	2,638,950
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 1/1/57	29,205,517	27,444,823
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	21,092,657	20,446,788
Federal National Mortgage Association (FNMA)	2.000%	7/1/55	2,700,000	2,138,012 (e)
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	32,200,000	26,702,917 (e)
Federal National Mortgage Association (FNMA)	3.000%	7/1/55	7,000,000	6,058,171 (e)
Federal National Mortgage Association (FNMA)	3.500%	7/1/55	6,000,000	5,402,639 (e)
Federal National Mortgage Association (FNMA)	4.000%	7/1/55	2,500,000	2,324,903 (e)
Federal National Mortgage Association (FNMA)	4.500%	7/1/55	25,000,000	23,916,396 (e)
Federal National Mortgage Association (FNMA)	5.000%	7/1/55	11,000,000	10,781,480 (e)
Federal National Mortgage Association (FNMA)	5.500%	7/1/55	20,500,000	20,498,514 (e)
Federal National Mortgage Association (FNMA)	6.000%	7/1/55	17,200,000	17,480,000 (e)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	7/1/55	$3,400,000	$3,510,952 (e)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.828%)	6.335%	11/1/35	79,914	81,693 (c)
Total FNMA				401,196,310
GNMA — 6.8%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	1,945	1,949
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	763,463	789,046
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	603,123	621,062
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	11,280	11,383
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	51,560	53,134
Government National Mortgage Association (GNMA)	5.000%	1/15/40	12,372	12,531
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	4,073,973	3,696,151
Government National Mortgage Association (GNMA)	4.000%	3/15/50	229,630	215,699
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,902,388	1,738,513
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	6,698,814	6,636,871
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	10,495,793	9,691,689
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	8,845,740	8,255,647
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	16,548,018	14,496,790
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	15,070,833	12,638,024
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	10,626,040	8,524,679
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	12,903,995	12,410,603
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	10,653,311	10,722,298
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	$13,369,796	$13,817,495
Government National Mortgage Association (GNMA) II	2.000%	7/20/55	1,000,000	814,669 (e)
Government National Mortgage Association (GNMA) II	2.500%	7/20/55	600,000	509,851 (e)
Government National Mortgage Association (GNMA) II	3.000%	7/20/55	11,000,000	9,731,390 (e)
Government National Mortgage Association (GNMA) II	3.500%	7/20/55	6,500,000	5,910,241 (e)
Government National Mortgage Association (GNMA) II	4.000%	7/20/55	4,100,000	3,812,724 (e)
Government National Mortgage Association (GNMA) II	4.500%	7/20/55	3,300,000	3,159,323 (e)
Government National Mortgage Association (GNMA) II	5.000%	7/20/55	14,100,000	13,852,682 (e)
Government National Mortgage Association (GNMA) II	5.500%	7/20/55	9,500,000	9,515,435 (e)
Government National Mortgage Association (GNMA) II	6.500%	7/20/55	800,000	821,474 (e)
Total GNMA				152,461,353

Total Mortgage-Backed Securities (Cost — $749,211,499)				707,921,242
Collateralized Mortgage Obligations(f) — 19.0%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.754%	1/15/37	5,073,089	5,083,232 (a)(c)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.556%	6/17/39	7,118,583	7,126,679 (a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	2,734,029	2,677,735
BANK, 2021-BN36 XA, IO	0.983%	9/15/64	43,155,109	1,418,258 (c)
BANK, 2022-BNK44 A5	5.935%	11/15/55	4,280,000	4,498,455 (c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.193%	4/15/54	21,728,917	1,002,103 (c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	5.859%	7/15/35	7,879,000	7,875,100 (a)(c)
BOCA Commercial Mortgage Trust, 2024- BOCA A (1 mo. Term SOFR + 1.921%)	6.232%	8/15/41	4,910,000	4,930,646 (a)(c)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.073%	12/9/40	1,217,215	1,222,232 (a)(c)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	11,020,107	10,937,511 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	$4,956,000	$4,846,244
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,459,705 (c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,683,835
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	6,376,543	6,066,718 (a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,016,955 (a)(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,786,428 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,236,987 (a)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	7,433,000	7,332,154
CSMC Trust, 2017-RPL1 M1	2.974%	7/25/57	11,111,850	9,495,385 (a)(c)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	1,425,740	1,404,458 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	6.276%	10/15/37	6,040,000	6,001,724 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	6,890,481	6,065,265 (a)(c)
CSMC Trust, 2021-RPL4 A1	4.118%	12/27/60	11,330,449	11,293,278 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.256%	1/9/28	17,000,000	11,285,620 (a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	12,779,559	11,645,941 (a)(c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,836,946 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.884%	6/25/34	14,364	13,472 (c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	4.716%	4/15/36	828,201	765,658 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	9,562,226	8,305,234 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	10,000,000	432,434 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	9,000,000	576,390 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.016%	10/25/36	16,411,341	2,096,713 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.401%	12/25/26	$242,743,275	$877,517 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.078%	5/25/29	18,584,438	566,259 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.113%	10/25/30	1,459,891	62,003 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.857%	3/25/28	18,204,220	215,026 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1511 X1, IO	0.926%	3/25/34	3,499,774	162,006 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.633%	2/25/35	25,369,897	2,499,244 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.343%	6/25/27	7,051,354	99,868 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,976,316
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,010,311	1,035,913
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	210,626	213,399
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.072%	12/15/41	166,872	20,699 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.632%	8/15/39	317,054	32,321 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,577,222	268,130
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	13,303,378	1,990,581
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	11,667,599	2,412,851
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	$1,906,316	$391,109
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,746,980	802,513
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	17,710,054	3,060,875
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	2,301,415	2,303,165 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	2,064,802	2,060,934 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.205%	4/25/42	8,635,625	8,901,224 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,846,576	4,943,054
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	33,023	787
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.682%	8/15/44	164,686	17,489 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,009,212	1,020,395
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	448,468	120,496
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,705,624	273,738
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.405%	3/25/42	5,755,000	5,932,702 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,532,154
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,298,880	1,162,280
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.585%	12/25/33	35,858,084	1,989,213 (c)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,312,135	1,276,908
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.060%	4/25/40	$223,673	$26,315 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	341,789	352,293
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	302,107	318,477
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	16,454	14,976
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	32,909	29,908
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	605	1
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,443,814	5,878,761
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	12/25/42	228,954	28,281 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	685,702	119,498
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	6/25/43	741,653	86,024 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.530%	12/25/43	1,599,220	176,888 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,551,118	1,337,842
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,344,086	270,590
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,946,938	430,640
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,339,310	4,428,585
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,630,204	478,506
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	543,159	97,524
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	21,720,765	2,821,363
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	$27,229,359	$1,520,462
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	342,634,436	1,194,252 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	4,494,777	4,584,800 (a)(c)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	2.118%	6/20/40	733,661	106,044 (c)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.206%	4/16/53	4,521,575	9,865 (c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.774%	10/16/42	342,109	34,366 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,614,456	31,144 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,674,922	127,003 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.787%	11/16/47	2,515,285	2,302,821 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	67,546	64,680 (c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.161%	2/16/48	532,631	2,191 (c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	2,738,592	62,903 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	13,411	52
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.367%	8/16/54	4,242,570	33,000 (c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.204%	4/16/55	9,272,543	58,854 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,438,147	1,247,874
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.674%	10/16/46	1,676,728	223,309 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	10,729,923	356,585 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.558%	12/16/58	24,874,919	743,422 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.444%	8/16/58	4,703,805	91,101 (c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	$6,640,105	$252,556 (c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.561%	7/16/58	2,260,758	60,101 (c)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.591%	1/16/57	11,362,103	375,857 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.524%	11/16/56	32,427,856	944,769 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,059,817	122,658 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	998,475	180,757
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	5,497,988	140,135 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	12,338,884	407,608 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	9,651,903	363,552 (c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,221,100	46,987 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.285%	5/20/67	8,270,323	292,744 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.936%	11/20/67	223,312	8,024 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	963,715	861,361
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.896%	7/20/70	15,658,785	15,463,484 (c)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	814,434	595,393
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	27,958,240	4,226,238
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,930,398	426,721 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	13,696,695	870,137 (c)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,072,915	757,626
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,837,598	570,471
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	$4,539,245	$3,741,987
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,745,991	202,555 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,083,269
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,589,660	646,837
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,701,496	14,077,184
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.847%)	6.159%	9/15/31	4,290,456	3,230,714 (a)(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	6,290,000	6,116,412
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	5.476%	6/16/36	309,430	309,464 (a)(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	4.089%	9/25/35	10,441	8,599 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	2,186,936	1,812,970 (a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.768%	2/17/39	2,696,165	2,701,145 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	11,911,346	11,919,389 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.784%	5/25/35	297,730	145,526 (a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	6.103%	12/25/35	10,226	4,823 (c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.157%	3/15/52	38,108,083	1,153,253 (c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.601%	7/25/35	202,784	181,147 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	4,506,923	4,608,738 (a)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	80,755	70,057 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	4,736,443	4,623,614 (a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	5,706,728	5,508,389 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	$7,793,254	$6,830,378 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,494,812	6,072,330 (a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	3,030,000	3,189,988 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	42,823	19,812
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	10,010,412	9,400,783 (a)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	5,123,372	4,593,274 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.144%	9/17/39	3,833,859	3,846,303 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	8,452,629	7,250,163 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.296%	1/15/27	11,250,000	10,085,329 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.312%	1/15/39	4,610,000	4,594,833 (a)(c)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	6,000,000	4,756,823 (a)(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.654%	11/15/38	2,891,847	2,890,175 (a)(c)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,343,833 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,691,216 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	5.001%	9/25/36	48,917	45,076 (c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,102,196
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.618%	8/15/54	95,847,861	6,273,080 (c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,647,201 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,045,517

Total Collateralized Mortgage Obligations (Cost — $453,276,795)				425,123,425
U.S. Government & Agency Obligations — 10.3%
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	10,000,000	11,319,386
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — 9.8%
U.S. Treasury Bonds	4.500%	8/15/39	$66,800,000	$66,570,375
U.S. Treasury Bonds	4.375%	5/15/41	19,700,000	19,097,457
U.S. Treasury Bonds	5.000%	5/15/45	330,000	339,049
U.S. Treasury Bonds	3.375%	11/15/48	88,000,000	69,640,313 (g)(h)
U.S. Treasury Bonds	4.625%	2/15/55	250,000	243,437
U.S. Treasury Notes	3.875%	5/31/27	920,000	922,228
U.S. Treasury Notes	3.750%	4/15/28	910,000	911,280
U.S. Treasury Notes	3.875%	4/30/30	1,220,000	1,225,052
U.S. Treasury Notes	4.125%	8/31/30	50,000,000	50,732,422
U.S. Treasury Notes	4.000%	4/30/32	910,000	911,351
U.S. Treasury Notes	4.250%	11/15/34	8,730,000	8,761,373
U.S. Treasury Notes	4.250%	5/15/35	1,500,000	1,502,461
Total U.S. Government Obligations				220,856,798

Total U.S. Government & Agency Obligations (Cost — $227,980,339)				232,176,184
Asset-Backed Securities — 9.5%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.769%	4/19/37	7,990,000	8,034,381 (a)(c)
Apidos CLO Ltd., 2021-35A A (3 mo. Term SOFR + 1.312%)	5.581%	4/20/34	4,300,000	4,303,420 (a)(c)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.652%	4/20/35	4,450,000	4,457,261 (a)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.755%	6/25/47	6,806,767	6,838,147 (a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.998%	1/15/35	7,360,000	7,370,383 (a)(c)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	4,574,963	4,295,760 (a)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	7.006%	10/15/35	4,610,000	4,635,774 (a)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.659%	10/20/37	9,890,000	9,897,009 (a)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	3,924,932	3,832,269 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.601%	4/20/34	2,370,000	2,373,759 (a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.834%	12/28/48	4,577,799	4,578,247 (a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,394,114	2,223,365 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	3.867%	2/3/29	384	299 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	$4,388,989	$4,039,106 (a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.684%	5/20/34	2,280,000	2,283,745 (a)(c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.789%	4/20/37	5,890,000	5,927,837 (a)(c)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	6.456%	7/15/36	750,000	752,578 (a)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.882%	4/25/37	3,000,000	3,008,928 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	251,824	245,509
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.563%	4/20/38	3,250,000	3,234,811 (a)(c)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	530,495	474,785 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	6,760,050	6,524,336 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	897,921	788,215 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.661%	1/21/35	2,660,000	2,662,666 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,644,679	5,604,295 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,473,100 (a)
Madison Park Funding Ltd., 9A AR2 (3 mo. Term SOFR + 1.252%)	5.582%	5/28/30	482,551	483,138 (a)(c)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.006%	7/15/37	2,970,000	2,979,568 (a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,683,146	2,530,441 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,608,967	2,554,275 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.131%	10/20/30	6,090,000	6,125,773 (a)(c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.819%	4/20/37	4,710,000	4,742,362 (a)(c)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.832%	7/20/38	5,370,000	5,379,822 (a)(b)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.075%	11/16/36	8,400,000	8,417,517 (a)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.569%	2/24/37	10,340,000	10,343,429 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.630%	5/23/31	1,995,059	1,996,758 (a)(c)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	6.119%	4/20/36	7,110,000	7,126,446 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.719%	11/14/34	$15,000,000	$15,034,491 (a)(c)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.611%	7/20/34	8,350,000	8,364,150 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.099%	1/20/37	8,000,000	8,030,970 (a)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	5.638%	7/15/30	48,213	48,241 (a)(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.176%	10/15/41	5,284,067	5,541,381 (a)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	8,895,755 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	555,817	523,779 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,600,000	4,613,580 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	4,494,277	4,384,376 (a)

Total Asset-Backed Securities (Cost — $216,341,153)				212,976,237
U.S. Treasury Inflation Protected Securities — 1.1%
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	12,268,200	12,284,728
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	13,214,500	13,438,180

Total U.S. Treasury Inflation Protected Securities (Cost — $25,660,681)				25,722,908
Sovereign Bonds — 0.5%
Chile — 0.1%
Chile Government International Bond, Senior Notes	2.750%	1/31/27	1,700,000	1,656,565
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	11,139,000	7,541,142
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,397
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	1,830,000	2,188,296

Total Sovereign Bonds (Cost — $11,425,486)				11,391,400
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750 (Cost — $1,166,543)	6/12/26	1,330	$3,325,000	$1,338,313
	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	$3,000	2,896
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Projects Build America Bonds, Series B	7.834%	2/15/41	134,000	159,242

Total Municipal Bonds (Cost — $180,777)				162,138
Total Investments before Short-Term Investments (Cost — $2,485,377,944)				2,373,384,028
			Shares
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,734,995)	4.301%		4,734,995	4,734,995 (i)(j)
Total Investments — 106.0% (Cost — $2,490,112,939)				2,378,119,023
Liabilities in Excess of Other Assets — (6.0)%				(135,134,275)
Total Net Assets — 100.0%				$2,242,984,748

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2025, the Fund held TBA securities with a total cost of $164,744,658.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated
Companies was $4,734,995 and the cost was $4,734,995 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Bond Fund
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	5,043	9/25	$543,901,565	$549,687,000	$5,785,435
U.S. Treasury 10-Year Notes	658	9/25	72,552,374	73,778,250	1,225,876
U.S. Treasury Long-Term Bonds	8	9/25	890,639	923,750	33,111
					7,044,422
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	9	9/25	1,023,032	1,028,391	(5,359)
Net unrealized appreciation on open futures contracts					$7,039,063
At June 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$319,416,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$781,596	$(2,199)	$783,795
	299,156,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(3,900,807)	(1,802,407)	(2,098,400)
	74,716,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(870,208)	(193,608)	(676,600)
	14,630,000	11/15/53	3.770% annually	Daily SOFR Compound annually	393,528	(8,449)	401,977
Total	$707,918,000				$(3,595,891)	$(2,006,663)	$(1,589,228)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

 Western Asset Core Bond Fund
OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$190,545	7/25/36	4.420% monthly	$19,376	$7,643	$11,733(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$209,469,000	6/20/30	1.000% quarterly	$4,639,235	$3,959,785	$679,450

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.450%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $2,485,377,944)	$2,373,384,028
Investments in affiliated securities, at value (Cost — $4,734,995)	4,734,995
Cash	21,864,707
Receivable for securities sold	44,641,541
Interest receivable	17,091,831
Deposits with brokers for centrally cleared swap contracts	10,421,892
Receivable for Fund shares sold	1,386,890
Receivable from brokers — net variation margin on open futures contracts	972,921
Principal paydown receivable	114,229
Dividends receivable from affiliated investments	40,203
OTC swaps, at value (premiums paid — $7,643)	19,376
Deposits with brokers for open futures contracts	6,029
Receivable for open OTC swap contracts	2,005
Other assets	1,487
Prepaid expenses	61,517
Total Assets	2,474,743,651
Liabilities:
Payable for securities purchased	207,993,119
Payable to brokers — net variation margin on centrally cleared swap contracts	9,911,548
Payable for Fund shares repurchased	8,005,639
Distributions payable	1,294,168
Investment management fee payable	521,567
Service and/or distribution fees payable	115,660
Directors’ fees payable	94,481
Accrued expenses	3,822,721
Total Liabilities	231,758,903
Total Net Assets	$2,242,984,748
Net Assets:
Par value (Note 7)	$211,310
Paid-in capital in excess of par value	5,742,990,076
Total distributable earnings (loss)	(3,500,216,638)
Total Net Assets	$2,242,984,748
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

Net Assets:
Class A	$438,863,341
Class C	$20,262,756
Class C1	$8,037
Class FI	$21,559,589
Class R	$10,404,485
Class I	$1,052,005,677
Class IS	$699,880,863
Shares Outstanding:
Class A	41,372,300
Class C	1,909,522
Class C1	760
Class FI	2,031,242
Class R	980,181
Class I	99,140,188
Class IS	65,875,659
Net Asset Value:
Class A (and redemption price)	$10.61
Class C*	$10.61
Class C1*	$10.58
Class FI (and redemption price)	$10.61
Class R (and redemption price)	$10.61
Class I (and redemption price)	$10.61
Class IS (and redemption price)	$10.62
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.02

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$59,955,627
Dividends from affiliated investments	1,475,674
Total Investment Income	61,431,301
Expenses:
Investment management fee (Note 2)	5,475,007
Transfer agent fees (Notes 2 and 5)	1,820,134
Service and/or distribution fees (Notes 2 and 5)	790,936
Shareholder reports	287,989
Registration fees	191,764
Legal fees	143,951
Fund accounting fees	101,933
Directors’ fees	71,938
Audit and tax fees	41,250
Insurance	38,745
Commitment fees (Note 9)	27,308
Miscellaneous expenses	53,243
Total Expenses	9,044,198
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,128,167)
Net Expenses	6,916,031
Net Investment Income	54,515,270
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(107,851,471)
Futures contracts	4,112,115
Written options	(78,350)
Swap contracts	(2,447,673)
Net Realized Loss	(106,265,379)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	155,786,323
Futures contracts	12,670,963
Swap contracts	(4,134,978)
Change in Net Unrealized Appreciation (Depreciation)	164,322,308
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	58,056,929
Increase in Net Assets From Operations	$112,572,199
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$54,515,270	$456,100,855
Net realized loss	(106,265,379)	(777,741,342)
Change in net unrealized appreciation (depreciation)	164,322,308	598,645,943
Increase in Net Assets From Operations	112,572,199	277,005,456
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(53,538,953)	(459,160,083)
Decrease in Net Assets From Distributions to Shareholders	(53,538,953)	(459,160,083)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	163,267,542	3,235,798,791
Reinvestment of distributions	44,056,555	406,266,753
Cost of shares repurchased	(1,389,043,635)	(14,601,031,887)
Decrease in Net Assets From Fund Share Transactions	(1,181,719,538)	(10,958,966,343)
Decrease in Net Assets	(1,122,686,292)	(11,141,120,970)
Net Assets:
Beginning of period	3,365,671,040	14,506,792,010
End of period	$2,242,984,748	$3,365,671,040
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.37	$10.78	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.20	0.41	0.37	0.25	0.15	0.21
Net realized and unrealized gain (loss)	0.24	(0.37)	0.19	(2.50)	(0.45)	0.92
Total income (loss) from operations	0.44	0.04	0.56	(2.25)	(0.30)	1.13
Less distributions from:
Net investment income	(0.20)	(0.45)	(0.36)	(0.26)	(0.22)	(0.28)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.20)	(0.45)	(0.36)	(0.26)	(0.26)	(0.49)
Net asset value, end of period	$10.61	$10.37	$10.78	$10.58	$13.09	$13.65
Total return[3]	4.24%	0.26%	5.53%	(17.24)%	(2.20)%	8.72%
Net assets, end of period (millions)	$439	$569	$645	$579	$731	$700
Ratios to average net assets:
Gross expenses	0.90%[4]	0.82%	0.82%[5]	0.83%	0.82%	0.83%[5]
Net expenses[6,7]	0.82 [4]	0.81	0.82 [5]	0.82	0.82	0.82 [5]
Net investment income	3.84 [4]	3.88	3.50	2.19	1.16	1.55
Portfolio turnover rate[8]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.37	$10.79	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.16	0.34	0.29	0.17	0.06	0.11
Net realized and unrealized gain (loss)	0.24	(0.39)	0.21	(2.49)	(0.45)	0.92
Total income (loss) from operations	0.40	(0.05)	0.50	(2.32)	(0.39)	1.03
Less distributions from:
Net investment income	(0.16)	(0.37)	(0.29)	(0.19)	(0.13)	(0.18)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.16)	(0.37)	(0.29)	(0.19)	(0.17)	(0.39)
Net asset value, end of period	$10.61	$10.37	$10.79	$10.58	$13.09	$13.65
Total return[3]	3.78%	(0.34)%	4.70%	(17.73)%	(2.88)%	7.96%
Net assets, end of period (000s)	$20,263	$24,208	$33,830	$45,614	$83,677	$98,221
Ratios to average net assets:
Gross expenses	1.60%[4]	1.52%	1.51%	1.51%	1.52%	1.52%
Net expenses[5,6]	1.54 [4]	1.51	1.51	1.51	1.52	1.51
Net investment income	3.12 [4]	3.17	2.77	1.44	0.46	0.84
Portfolio turnover rate[7]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.34	$10.81	$10.60	$13.12	$13.66	$13.02
Income (loss) from operations:
Net investment income	0.17	0.34	0.31	0.19	0.09	0.16
Net realized and unrealized gain (loss)	0.23	(0.37)	0.21	(2.50)	(0.43)	0.91
Total income (loss) from operations	0.40	(0.03)	0.52	(2.31)	(0.34)	1.07
Less distributions from:
Net investment income	(0.16)	(0.44)	(0.31)	(0.21)	(0.16)	(0.22)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.16)	(0.44)	(0.31)	(0.21)	(0.20)	(0.43)
Net asset value, end of period	$10.58	$10.34	$10.81	$10.60	$13.12	$13.66
Total return[3]	3.93%	(0.27)%	4.88%	(17.58)%	(2.48)%	8.24%
Net assets, end of period (000s)	$8	$8	$164	$373	$658	$1,649
Ratios to average net assets:
Gross expenses	3.41%[4]	1.92%	1.35%	1.29%	1.26%	1.25%
Net expenses[5,6]	1.42 [4]	1.42	1.35	1.29	1.25	1.25
Net investment income	3.27 [4]	3.12	2.87	1.66	0.69	1.17
Portfolio turnover rate[7]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.38	$10.79	$10.59	$13.10	$13.66	$13.01
Income (loss) from operations:
Net investment income	0.20	0.41	0.37	0.25	0.16	0.22
Net realized and unrealized gain (loss)	0.23	(0.37)	0.19	(2.50)	(0.46)	0.92
Total income (loss) from operations	0.43	0.04	0.56	(2.25)	(0.30)	1.14
Less distributions from:
Net investment income	(0.20)	(0.45)	(0.36)	(0.26)	(0.22)	(0.28)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.20)	(0.45)	(0.36)	(0.26)	(0.26)	(0.49)
Net asset value, end of period	$10.61	$10.38	$10.79	$10.59	$13.10	$13.66
Total return[3]	4.14%	0.37%	5.44%	(17.22)%	(2.18)%	8.73%
Net assets, end of period (000s)	$21,560	$25,147	$89,169	$126,458	$198,853	$206,983
Ratios to average net assets:
Gross expenses	0.95%[4]	0.80%	0.80%	0.81%	0.80%	0.80%
Net expenses[5,6]	0.85 [4]	0.79	0.80	0.81	0.80	0.79
Net investment income	3.81 [4]	3.87	3.47	2.16	1.18	1.60
Portfolio turnover rate[7]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.38	$10.79	$10.59	$13.10	$13.66	$13.02
Income (loss) from operations:
Net investment income	0.18	0.38	0.34	0.21	0.11	0.17
Net realized and unrealized gain (loss)	0.23	(0.37)	0.19	(2.49)	(0.45)	0.91
Total income (loss) from operations	0.41	0.01	0.53	(2.28)	(0.34)	1.08
Less distributions from:
Net investment income	(0.18)	(0.42)	(0.33)	(0.23)	(0.18)	(0.23)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.18)	(0.42)	(0.33)	(0.23)	(0.22)	(0.44)
Net asset value, end of period	$10.61	$10.38	$10.79	$10.59	$13.10	$13.66
Total return[3]	4.09%	0.06%	5.11%	(17.47)%	(2.50)%	8.37%
Net assets, end of period (000s)	$10,404	$13,213	$24,209	$23,893	$35,216	$31,357
Ratios to average net assets:
Gross expenses	1.21%[4]	1.12%	1.12%	1.14%	1.15%	1.13%
Net expenses[5,6]	1.14 [4]	1.11	1.12	1.13	1.14	1.13
Net investment income	3.49 [4]	3.57	3.19	1.85	0.84	1.24
Portfolio turnover rate[7]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.37	$10.79	$10.58	$13.09	$13.65	$13.01
Income (loss) from operations:
Net investment income	0.22	0.45	0.41	0.29	0.20	0.26
Net realized and unrealized gain (loss)	0.24	(0.38)	0.20	(2.49)	(0.45)	0.92
Total income (loss) from operations	0.46	0.07	0.61	(2.20)	(0.25)	1.18
Less distributions from:
Net investment income	(0.22)	(0.49)	(0.40)	(0.31)	(0.27)	(0.33)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.22)	(0.49)	(0.40)	(0.31)	(0.31)	(0.54)
Net asset value, end of period	$10.61	$10.37	$10.79	$10.58	$13.09	$13.65
Total return[3]	4.43%	0.62%	5.91%	(16.93)%	(1.84)%	9.12%
Net assets, end of period (millions)	$1,052	$1,593	$10,041	$8,889	$13,094	$13,191
Ratios to average net assets:
Gross expenses	0.71%[4]	0.56%	0.53%	0.54%	0.53%	0.54%[5]
Net expenses[6,7]	0.45 [4]	0.45	0.45	0.45	0.45	0.45 [5]
Net investment income	4.20 [4]	4.22	3.87	2.53	1.53	1.91
Portfolio turnover rate[8]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.39	$10.80	$10.60	$13.11	$13.67	$13.03
Income (loss) from operations:
Net investment income	0.22	0.45	0.41	0.29	0.21	0.26
Net realized and unrealized gain (loss)	0.23	(0.37)	0.19	(2.49)	(0.46)	0.92
Total income (loss) from operations	0.45	0.08	0.60	(2.20)	(0.25)	1.18
Less distributions from:
Net investment income	(0.22)	(0.49)	(0.40)	(0.31)	(0.27)	(0.33)
Net realized gains	—	—	—	—	(0.04)	(0.21)
Total distributions	(0.22)	(0.49)	(0.40)	(0.31)	(0.31)	(0.54)
Net asset value, end of period	$10.62	$10.39	$10.80	$10.60	$13.11	$13.67
Total return[3]	4.35%	0.75%	5.84%	(16.87)%	(1.80)%	9.14%
Net assets, end of period (millions)	$700	$1,141	$3,673	$4,486	$6,830	$5,846
Ratios to average net assets:
Gross expenses	0.49%[4]	0.43%	0.42%	0.42%[5]	0.42%[5]	0.42%[5]
Net expenses[6,7]	0.42 [4]	0.42	0.41	0.42 [5]	0.42 [5]	0.42 [5]
Net investment income	4.22 [4]	4.25	3.87	2.56	1.56	1.95
Portfolio turnover rate[8]	56%	85%	110%	72%	109%	159%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 33%, 51%, 68%, 64%, 72% and 111%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$756,572,181	—	$756,572,181
Mortgage-Backed Securities	—	707,921,242	—	707,921,242
Collateralized Mortgage Obligations	—	425,123,425	—	425,123,425
U.S. Government & Agency Obligations	—	232,176,184	—	232,176,184
Asset-Backed Securities	—	212,976,237	—	212,976,237
U.S. Treasury Inflation Protected Securities	—	25,722,908	—	25,722,908
Sovereign Bonds	—	11,391,400	—	11,391,400
Purchased Options	$1,338,313	—	—	1,338,313
Municipal Bonds	—	162,138	—	162,138
Total Long-Term Investments	1,338,313	2,372,045,715	—	2,373,384,028
Short-Term Investments†	4,734,995	—	—	4,734,995
Total Investments	$6,073,308	$2,372,045,715	—	$2,378,119,023
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$7,044,422	—	—	$7,044,422
Centrally Cleared Interest Rate Swaps††	—	$1,185,772	—	1,185,772
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$19,376	19,376
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	679,450	—	679,450
Total Other Financial Instruments	$7,044,422	$1,865,222	$19,376	$8,929,020
Total	$13,117,730	$2,373,910,937	$19,376	$2,387,048,043
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$5,359	—	—	$5,359
Centrally Cleared Interest Rate Swaps††	—	$2,775,000	—	2,775,000
Total	$5,359	$2,775,000	—	$2,780,359

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to

Western Asset Core Bond Fund 2025 Semi-Annual Report

enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the total notional value of all credit default swaps to sell protection was $209,659,545. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.

Western Asset Core Bond Fund 2025 Semi-Annual Report

Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

Western Asset Core Bond Fund 2025 Semi-Annual Report

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2025, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc., JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $623,389, $1,010,488 and $316,080, respectively.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties

Western Asset Core Bond Fund 2025 Semi-Annual Report

as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is

Western Asset Core Bond Fund 2025 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $2,128,167, which included an affiliated money market fund waiver of $35,067.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2025	—	—	—	—	—	$7,819,847	—
Expires December 31, 2026	$39,634	$1,864	$112	$4,121	$1,435	8,201,992	$174,971
Expires December 31, 2027	191,575	7,286	79	11,939	3,893	1,591,034	287,294
Total fee waivers/expense reimbursements subject to recapture	$231,209	$9,150	$191	$16,060	$5,328	$17,612,873	$462,265
For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $21,275 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Core Bond Fund 2025 Semi-Annual Report

For the six months ended June 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,861	—
CDSCs	23,920	$1,473
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$75,307,802	$1,528,992,753
Sales	697,114,856	2,017,937,233
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,490,987,431	$22,271,218	$(135,139,626)	$(112,868,408)
Futures contracts	—	7,044,422	(5,359)	7,039,063
Swap contracts	1,960,765	1,876,955	(2,775,000)	(898,045)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,338,313	—	$1,338,313
Futures contracts[3]	7,044,422	—	7,044,422
OTC swap contracts[4]	—	$19,376	19,376
Centrally cleared swap contracts[5]	1,185,772	679,450	1,865,222
Total	$9,568,507	$698,826	$10,267,333
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[3]	$5,359
Centrally cleared swap contracts[5]	2,775,000
Total	$2,780,359

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(117,582)	—	$(117,582)
Futures contracts	4,112,115	—	4,112,115
Written options	(78,350)	—	(78,350)
Swap contracts	(1,972,203)	$(475,470)	(2,447,673)
Total	$1,943,980	$(475,470)	$1,468,510

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$171,770	—	$171,770
Futures contracts	12,670,963	—	12,670,963
Swap contracts	(4,978,090)	$843,112	(4,134,978)
Total	$7,864,643	$843,112	$8,707,755

Western Asset Core Bond Fund 2025 Semi-Annual Report

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$1,286,169
Written options†	12,779
Futures contracts (to buy)	759,692,480
Futures contracts (to sell)	2,728,049
Average Notional Balance**
Interest rate swap contracts	$565,381,000
Credit default swap contracts (sell protection)	325,176,653

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$19,376	—	$19,376	—	$19,376

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$622,630	$397,354
Class C	109,902	12,795
Class C1	28	88
Class FI	28,947	24,673
Class R	29,429	13,377
Class I	—	1,364,318
Class IS	—	7,529
Total	$790,936	$1,820,134
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$198,006
Class C	7,563
Class C1	79
Class FI	12,228
Class R	4,046
Class I	1,607,664
Class IS	298,581
Total	$2,128,167
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$9,383,918	$26,247,207
Class C	335,983	1,018,752
Class C1	125	747
Class FI	436,774	2,557,034
Class R	203,849	880,213
Class I	25,633,179	325,404,939
Class IS	17,545,125	103,051,191
Total	$53,538,953	$459,160,083

Western Asset Core Bond Fund 2025 Semi-Annual Report

7. Capital shares
At June 30, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,542,200	$37,066,048	15,476,148	$163,884,433
Shares issued on reinvestment	742,083	7,810,096	1,897,026	20,053,856
Shares repurchased	(17,797,917)	(186,464,760)	(22,335,706)	(236,661,017)
Net decrease	(13,513,634)	$(141,588,616)	(4,962,532)	$(52,722,728)
Class C
Shares sold	51,350	$536,078	426,941	$4,550,428
Shares issued on reinvestment	27,369	288,198	80,797	854,334
Shares repurchased	(502,721)	(5,257,835)	(1,310,076)	(13,872,445)
Net decrease	(424,002)	$(4,433,559)	(802,338)	$(8,467,683)
Class C1
Shares sold	6	$61	14	$182
Shares issued on reinvestment	12	125	68	719
Shares repurchased	(21)	(217)	(14,516)	(154,101)
Net decrease	(3)	$(31)	(14,434)	$(153,200)
Class FI
Shares sold	91,598	$961,851	1,092,566	$11,605,990
Shares issued on reinvestment	39,332	414,262	233,974	2,477,341
Shares repurchased	(522,886)	(5,479,394)	(7,165,657)	(75,735,883)
Net decrease	(391,956)	$(4,103,281)	(5,839,117)	$(61,652,552)
Class R
Shares sold	183,026	$1,906,424	624,012	$6,618,938
Shares issued on reinvestment	18,891	198,992	82,019	868,194
Shares repurchased	(494,803)	(5,198,386)	(1,675,887)	(17,671,123)
Net decrease	(292,886)	$(3,092,970)	(969,856)	$(10,183,991)
Class I
Shares sold	6,344,235	$66,184,117	239,561,880	$2,523,989,569
Shares issued on reinvestment	2,151,641	22,650,355	28,355,943	299,719,487
Shares repurchased	(62,967,696)	(658,704,032)	(1,045,180,771)	(11,182,819,455)
Net decrease	(54,471,820)	$(569,869,560)	(777,262,948)	$(8,359,110,399)
Western Asset Core Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class IS
Shares sold	5,406,746	$56,612,963	49,737,099	$525,149,251
Shares issued on reinvestment	1,204,630	12,694,527	7,772,467	82,292,822
Shares repurchased	(50,548,209)	(527,939,011)	(287,786,177)	(3,074,117,863)
Net decrease	(43,936,833)	$(458,631,521)	(230,276,611)	$(2,466,675,790)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$187,820,572	$619,044,783	619,044,783	$802,130,360	802,130,360

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,475,674	—	$4,734,995
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.

Western Asset Core Bond Fund 2025 Semi-Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.
10. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $3,386,837,604, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Corporation and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional core bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2024 was below the median and that its performance for the 10-year period ended December 31, 2024 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2024 and exceeded the performance of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance

Western Asset Core Bond Fund

relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was equal to the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and Actual Management Fee was equal to the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Bond Fund

Western Asset
Core Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90047-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025